EXHIBIT 99

MONTHLY SERVICER’S CERTIFICATE

BARCLAYS BANK DELAWARE

BARCLAYS DRYROCK ISSUANCE TRUST

Series 2019-1

The undersigned, a duly authorized representative of Barclays Bank Delaware (“BBD”), as servicer (in such capacity, the “Servicer”), pursuant to the Amended and Restated Servicing Agreement, dated as of December 17, 2013 (the “Agreement”), among Barclays Dryrock Funding LLC, as transferor, the Servicer, BBD, as administrator, Barclays Dryrock Issuance Trust (the “Trust”), as issuer, and U.S. Bank National Association, as indenture trustee (in such capacity, the “Indenture Trustee”), does hereby certify that:

1.	Capitalized terms used in this Certificate have their respective meanings set forth in the Agreement or the Amended and Restated Indenture, dated as of December 17, 2013, as amended by the first amendment thereto, dated as of July 6, 2015, and as further amended by the omnibus amendment dated as of September 21, 2018 (the “Master Indenture”), between the Trust and the Indenture Trustee, as supplemented by the Series 2019-1 Indenture Supplement, dated as of August 15, 2019, between the Trust and the Indenture Trustee (the “Indenture Supplement” and together with the Master Indenture, the “Indenture”), as applicable.
2.	BBD is, as of the date hereof, the Servicer under the Agreement.
3.	The undersigned is an Authorized Officer of the Servicer who is duly authorized pursuant to the Agreement to execute and deliver this Certificate to the Indenture Trustee.
4.	This Certificate relates to the Payment Date occurring on December 15, 2021.
5.	As of the date hereof, to the best knowledge of the undersigned, the Servicer has performed in all material respects its obligations under the Agreement and the Indenture through the Monthly Period preceding such Payment Date and no material default in the performance of such obligations has occurred or is continuing except as set forth in paragraph 6 below.
6.	The following is a description of each material default in the performance of the Servicer’s obligations under the provisions of the Agreement known to me to have been made by the Servicer through the Monthly Period preceding such Payment Date, which sets forth in detail (i) the nature of each such default, (ii) the action taken by the Servicer, if any, to remedy each such default and (iii) the current status of each such default:

a.

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Certificate this 15th day of December 2021.

BARCLAYS BANK DELAWARE, as Servicer

By: /s/ Wai Chung

Name: Wai Chung

Title: Director

4

MONTHLY NOTEHOLDERS’ STATEMENT

BARCLAYS DRYROCK ISSUANCE TRUST

Series 2019-1

MONTHLY PERIOD ENDING November 30, 2021

Pursuant to (i) the Amended and Restated Indenture, dated as of December 17, 2013, as amended by the first amendment thereto, dated as of July 6, 2015, and as further amended by the omnibus amendment, dated as of September 21, 2018 (the “Indenture”), between Barclays Dryrock Issuance Trust, as issuer (the “Issuer”), and U.S. Bank National Association, as indenture trustee (the “Indenture Trustee”), as supplemented by the Series 2019-1 Indenture Supplement, dated as of August 15, 2019 (the “Indenture Supplement”), between the Issuer and the Indenture Trustee, and (ii) the Amended and Restated Servicing Agreement, dated as of December 17, 2013 (the “Servicing Agreement”), among Barclays Dryrock Funding LLC, as transferor (the “Transferor”), Barclays Bank Delaware, as servicer (in such capacity, the “Servicer”) and administrator, the Issuer and the Indenture Trustee, the Servicer is required to prepare certain information each month regarding current payments to the Series 2019-1 Noteholders and the performance of the Issuer during the previous monthly period. The information prepared with respect to the Payment Date of December 15, 2021 is set forth below. Capitalized terms used in this Monthly Noteholders’ Statement have their respective meanings set forth in the Indenture, the Indenture Supplement and the Servicing Agreement.

A)	Information regarding payments in respect of the Class A Notes		$650,000,000.00
	(1)	The total amount of the payment in respect of the Class A Notes	$1,061,666.67
	(2)	The amount of the payment set forth in line item (1) above in respect of Class A Monthly Interest	$1,061,666.67
	(3)	The amount of the payment set forth in line item (1) above in respect of Class A Monthly Interest previously due but not distributed on a prior Payment Date	$0.00
	(4)	The amount of the payment set forth in line item (1) above in respect of Class A Additional Interest and the amount of Class A Additional Interest previously due but not distributed on a prior Payment Date	$0.00
	(5)	The amount of the payment set forth in line item (1) above in respect of principal of the Class A Notes	$0.00
B)	Information regarding payments in respect of the Class B Notes		$142,683,000.00
	(1)	The total amount of the payment in respect of the Class B Notes	$0.00
	(2)	The amount of the payment set forth in line item (1) above in respect of Class B Monthly Interest	$0.00
	(3)	The amount of the payment set forth in line item (1) above in respect of Class B Monthly Interest previously due but not distributed on a prior Payment Date	$0.00
	(4)	The amount of the payment set forth in line item (1) above in respect of Class B Additional Interest and the amount of Class B Additional Interest previously due but not distributed on a prior Payment Date	$0.00
	(5)	The amount of the payment set forth in line item (1) above in respect of principal of the Class B Notes	$0.00

BARCLAYS BANK DELAWARE, as Servicer

By: /s/ Wai Chung

Name: Wai Chung

Title: Director

5

MONTHLY SERVICER’S STATEMENT

BARCLAYS DRYROCK ISSUANCE TRUST

Series 2019-1

MONTHLY PERIOD ENDING November 30, 2021

Record date	November 30, 2021
Payment date	December 15, 2021
Monthly period beginning	November 01, 2021
Monthly period ending	November 30, 2021
Previous payment date	November 15, 2021
Interest period beginning	November 15, 2021
Interest period ending	December 14, 2021
Days in monthly period	30
Days in interest period	30

TRUST RECEIVABLES INFORMATION
Beginning of monthly period principal receivables balance	$5,831,121,738.38
Beginning of monthly period non-principal receivables balance	$61,472,939.12
Beginning of monthly period total receivables balance	$5,892,594,677.50
Addition of principal receivables balance (end of addition day)	$0.00
Addition of non-principal receivables balance (end of addition day)	$0.00
Removal of principal receivables balance	$0.00
Removal of non-principal receivables balance	$0.00
End of monthly period principal receivables balance	$5,912,089,026.82
End of monthly period non-principal receivables balance	$64,283,610.44
End of monthly period total receivables balance	$5,976,372,637.26

TRUST COLLECTIONS INFORMATION
Finance charge collections	$57,343,196.63
Fees	$10,866,198.46
Interchange	$39,145,162.76
Recoveries	$4,350,506.75
Investment earnings on Issuer Accounts	$771.51
Total finance charge collections	$111,705,064.60
Principal collections	$1,855,264,843.98
*Total payment rate	32.64%
(* Total payment rate does not include investment earnings)

TRUST DEFAULT INFORMATION
Default Amount / Total Gross Losses	$11,801,147.05
Total Recoveries	($4,350,506.75)
Total Net Losses	$7,450,640.30
Portfolio Principal Balance	$5,831,121,738.38
Total Gross Losses as a percentage of the Portfolio Principal Balance	2.43%
Total Net Losses as a percentage of the Portfolio Principal Balance	1.53%
Number of accounts experiencing a loss	2,205
Average Net Loss per account	$3,378.98

Delinquency Data	Percentage	# accounts	Total receivables
1-30 days delinquent	1.03%	15,852	$61,773,025.58
31-60 days delinquent	0.38%	4,965	$22,629,440.21
61-90 days delinquent	0.27%	3,156	$16,133,477.66
91-120 days delinquent	0.22%	2,292	$13,097,527.16
121-150 days delinquent	0.20%	2,048	$11,816,559.37
151-180 days delinquent	0.18%	1,753	$10,558,777.45
181 and greater days delinquent	0.00%	1	$11,844.30
Sixty Day Delinquent Assets	0.86%	9,250	$51,618,185.94

TRANSFEROR INFORMATION
Transferor Percentage as of the Transferor Amount Measurement Date	65.08%
Minimum Transferor Amount Percentage in Calendar Month	64.81%
Required Transferor Amount Percentage	6.00%

SELLERS INTEREST
Seller’s Interest as of the Transferor Amount Measurement Date	236.36%
Required Seller’s Interest	5.00%
6

ISSUER ACCOUNT INFORMATION

Dryrock Issuance Trust Collection Account balance as of end of monthly period	$176,680,195.99
Barclays Dryrock Issuance Trust Excess Funding Account balance as of end of monthly period	$0.00

BARCLAYS DRYROCK ISSUANCE TRUST
Series Name	2019-1
Expected Final Payment Date	07/15/2022
Scheduled start of accumulation period	02/16/2022
Series 2019-1 Stated Principal Amount	$792,683,000.00
Series 2019-1 Allocation amount	$792,683,000.00
Series 2019-1 Floating Allocation Percentage	13.7557%
Series 2019-1 Principal Allocation Percentage	13.7557%

Class Details	Margin	Total Interest Rate	Stated Principal Amount
Class A	0.00%	1.96%	$650,000,000.00
Class B	0.00%	0.00%	$142,683,000.00

ALLOCATION OF SERIES 2019-1 AVAILABLE FINANCE CHARGE COLLECTIONS
1)	Series 2019-1 Available Finance Charge Collections		$15,185,297.32
2)	Class A Notes
	a)	Class A Monthly Interest	$1,061,666.67
	b)	Class A Monthly Interest previously due but not paid	$0.00
	c)	Class A Additional Interest and Class A Additional Interest previously due but not paid	$0.00
3)	Series 2019-1 Servicing Fee paid to Servicer		$1,339,482.83
4)	Series 2019-1 Servicing Fee, previously due but not paid		$0.00
5)	Class B Notes
	a)	Class B Monthly Interest	$0.00
	b)	Class B Monthly Interest previously due but not paid	$0.00
	c)	Class B Additional Interest and Class B Additional Interest previously due but not paid	$0.00
6)	Series 2019-1 Default Amount treated as Series 2019-1 Available Principal Collections		$1,604,248.56
7)	Unreimbursed Investor Charge-offs and Reallocated Principal Collections treated as Series 2019-1 Available Principal Collections		$0.00
8)	Accumulation Reserve Account funding		$3,963,415.00
9)	In the event of default and acceleration, the Outstanding Dollar Principal Amount of the notes treated as Series 2019-1 Available Principal Collections		$0.00
10)	Shared Excess Available Finance Charge Collections available for allocation to other series in Shared Excess Available Finance Charge Collections (Group 1)		$7,216,484.26
11)	Amount due under any other obligations of Barclays Dryrock Issuance Trust under the Transaction Documents		$0.00
12)	Holder of the Transferor Interest		$7,216,484.26
APPLICATION OF SHARED EXCESS AVAILABLE FINANCE CHARGE COLLECTIONS ALLOCATED TO SERIES 2019-1
1)	Series 2019-1 Available Finance Charge Collections Shortfall		$0.00
2)	Shared Excess Available Finance Charge Collections allocated to Series 2019-1		$0.00
3)	Class A Monthly Interest and Class A Additional Interest and any past due amounts		$0.00
4)	Unpaid Servicing Fee		$0.00
5)	Class B Monthly Interest and Class B Additional Interest and any past due amounts		$0.00
6)	Default Amount treated as Available Principal Collections		$0.00
7)	Unreimbursed Investor charge-offs and Reallocated Principal Collections treated as Series 2019-1 Available Principal Collections		$0.00
8)	Accumulation Reserve Account		$0.00
9)	Holder of the Transferor Interest		$0.00
SERIES 2019-1 AVAILABLE PRINCIPAL COLLECTIONS
	Principal Collections allocated to Series 2019-1		$252,204,801.80
	less Reallocated Principal Collections		$0.00
	plus Series Default Amount Paid from finance charge collections		$1,604,248.56
	plus an amount equal to the sum of Investor Charge-offs and the amount of Reallocated Principal Collections previously not reimbursed, paid by Available Finance Charge Collections		$0.00
	Series 2019-1 Available Principal Collections		$253,809,050.36
	Series 2019-1 Available Principal Collections, less any amount released and used to purchase Receivables under Section 4.01(f) of the Series 2019-1 Indenture Supplement		$47,001,131.97
7

APPLICATION OF SERIES 2019-1 AVAILABLE PRINCIPAL COLLECTIONS DURING REVOLVING PERIOD

1) Shared Excess Available Principal Collections			$47,001,131.97
APPLICATION OF SERIES 2019-1 PRINCIPAL COLLECTIONS DURING CONTROLLED ACCUMULATION PERIOD
1)	Amount deposited in the Principal Funding Account		$0.00
2)	Shared Excess Available Principal Collections		$0.00

APPLICATION OF SERIES 2019-1 AVAILABLE PRINCIPAL COLLECTIONS DURING EARLY AMORTIZATION PERIOD
1)	Paid to the Class A Noteholders		$0.00
2)	Paid to the Class B Noteholders		$0.00
3)	Shared Excess Available Principal Collections		$0.00

APPLICATION OF SHARED EXCESS AVAILABLE PRINCIPAL COLLECTIONS ALLOCATED TO SERIES 2019-1
1)	Series 2019-1 Principal Collections Shortfall		$0.00
2)	Shared Excess Available Principal Collections		$0.00
3)	During the Controlled Accumulation Period:
	3a	Amount deposited in the Principal Funding Account	$0.00
4)	During the Early Amortization Period:
	4a	Paid to the Class A Noteholders	$0.00
	4a	Paid to the Class B Noteholders	$0.00
Holder of the Transferor Interest			$47,001,131.97

SERIES 2019-1 ACCOUNT INFORMATION
Accumulation Reserve Account balance
	Beginning balance		$0.00
	Current deposit		$3,963,415.00
	Accumulation Reserve Draw Amount		$0.00
	Ending Balance		$3,963,415.00
Principal Funding Account balance
	Beginning balance		$0.00
	Current deposit		$0.00
	Paid to the Class A Noteholders		$0.00
	Paid to the Class B Noteholders		$0.00
	Ending Balance		$0.00

SERIES 2019-1 PERFORMANCE DATA
Portfolio Yield
	Current Monthly Period		20.56%
	Prior Monthly Period		21.97%
	Second Prior Monthly Period		20.38%
Base Rate
	Current Monthly Period		3.61%
	Prior Monthly Period		3.61%
	Second Prior Monthly Period		3.61%
Excess Spread Percentage
	Current Monthly Period		16.95%
	Prior Monthly Period		18.36%
	Second Prior Monthly Period		16.78%
Quarterly Excess Spread Percentage			17.36%
Required Excess Spread Percentage			0.00%
Is the Quarterly Excess Spread Percentage greater than the Required Excess Spread Percentage?			Yes
Delinquency Trigger Percentage			9.00%
Is the Sixty Day Delinquency Rate Percentage equal to or greater than the Delinquency Trigger Percentage?			No

To the knowledge of the undersigned, no Early Amortization Event or Early Redemption Event has occurred.

Capitalized terms used in the Monthly Servicer’s Statement have their respective meanings set forth in the Indenture, Indenture Supplement and the Servicing Agreement

At the date of this report, the Transferor as “originator” for the purposes of EU Regulation no. 575/2013 (the “CRR”) retains an economic interest in Barclays Dryrock Issuance Trust in the form of the minimum transferor interest (option(b)) in accordance with Article 405 of the CRR. The current transferor interest in disclosed in the relevant section of this report.

BARCLAYS BANK DELAWARE, as Servicer

By: /s/ Wai Chung

Name: Wai Chung

Title: Director

8

EXHIBIT 99

MONTHLY SERVICER’S CERTIFICATE

BARCLAYS BANK DELAWARE

BARCLAYS DRYROCK ISSUANCE TRUST

Series 2021-1

The undersigned, a duly authorized representative of Barclays Bank Delaware (“BBD”), as servicer (in such capacity, the “Servicer”), pursuant to the Amended and Restated Servicing Agreement, dated as of December 17, 2013 (the “Agreement”), among Barclays Dryrock Funding LLC, as transferor, the Servicer, BBD, as administrator, Barclays Dryrock Issuance Trust (the “Trust”), as issuer, and U.S. Bank National Association, as indenture trustee (in such capacity, the “Indenture Trustee”), does hereby certify that:

1.	Capitalized terms used in this Certificate have their respective meanings set forth in the Agreement or the Amended and Restated Indenture, dated as of December 17, 2013, as amended by the first amendment thereto, dated as of July 6, 2015, and as further amended by the omnibus amendment dated as of September 21, 2018 (the “Master Indenture”), between the Trust and the Indenture Trustee, as supplemented by the Series 2021-1 Indenture Supplement, dated as of September 22, 2021, between the Trust and the Indenture Trustee (the “Indenture Supplement” and together with the Master Indenture, the “Indenture”), as applicable.
2.	BBD is, as of the date hereof, the Servicer under the Agreement.
3.	The undersigned is an Authorized Officer of the Servicer who is duly authorized pursuant to the Agreement to execute and deliver this Certificate to the Indenture Trustee.
4.	This Certificate relates to the Payment Date occurring on December 15, 2021.
5.	As of the date hereof, to the best knowledge of the undersigned, the Servicer has performed in all material respects its obligations under the Agreement and the Indenture through the Monthly Period preceding such Payment Date and no material default in the performance of such obligations has occurred or is continuing except as set forth in paragraph 6 below.
6.	The following is a description of each material default in the performance of the Servicer’s obligations under the provisions of the Agreement known to me to have been made by the Servicer through the Monthly Period preceding such Payment Date, which sets forth in detail (i) the nature of each such default, (ii) the action taken by the Servicer, if any, to remedy each such default and (iii) the current status of each such default:

a.

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Certificate this 15th day of December 2021.

BARCLAYS BANK DELAWARE, as Servicer

By: /s/ Wai Chung

Name: Wai Chung

Title: Director

9

MONTHLY NOTEHOLDERS’ STATEMENT

BARCLAYS DRYROCK ISSUANCE TRUST

Series 2021-1

MONTHLY PERIOD ENDING November 30, 2021

Pursuant to (i) the Amended and Restated Indenture, dated as of December 17, 2013, as amended by the first amendment thereto, dated as of July 6, 2015, and as further amended by the omnibus amendment, dated as of September 21, 2018 (the “Indenture”), between Barclays Dryrock Issuance Trust, as issuer (the “Issuer”), and U.S. Bank National Association, as indenture trustee (the “Indenture Trustee”), as supplemented by the Series 2021-1 Indenture Supplement, dated as of September 22, 2021 (the “Indenture Supplement”), between the Issuer and the Indenture Trustee, and (ii) the Amended and Restated Servicing Agreement, dated as of December 17, 2013 (the “Servicing Agreement”), among Barclays Dryrock Funding LLC, as transferor (the “Transferor”), Barclays Bank Delaware, as servicer (in such capacity, the “Servicer”) and administrator, the Issuer and the Indenture Trustee, the Servicer is required to prepare certain information each month regarding current payments to the Series 2021-1 Noteholders and the performance of the Issuer during the previous monthly period. The information prepared with respect to the Payment Date of December 15, 2021 is set forth below. Capitalized terms used in this Monthly Noteholders’ Statement have their respective meanings set forth in the Indenture, the Indenture Supplement and the Servicing Agreement.

A)	Information regarding payments in respect of the Class A Notes		$1,000,000,000.00
	(1)	The total amount of the payment in respect of the Class A Notes	$525,000.00
	(2)	The amount of the payment set forth in line item (1) above in respect of Class A Monthly Interest	$525,000.00
	(3)	The amount of the payment set forth in line item (1) above in respect of Class A Monthly Interest previously due but not distributed on a prior Payment Date	$0.00
	(4)	The amount of the payment set forth in line item (1) above in respect of Class A Additional Interest and the amount of Class A Additional Interest previously due but not distributed on a prior Payment Date	$0.00
	(5)	The amount of the payment set forth in line item (1) above in respect of principal of the Class A Notes	$0.00
B)	Information regarding payments in respect of the Class B Notes		$219,513,000.00
	(1)	The total amount of the payment in respect of the Class B Notes	$0.00
	(2)	The amount of the payment set forth in line item (1) above in respect of Class B Monthly Interest	$0.00
	(3)	The amount of the payment set forth in line item (1) above in respect of Class B Monthly Interest previously due but not distributed on a prior Payment Date	$0.00
	(4)	The amount of the payment set forth in line item (1) above in respect of Class B Additional Interest and the amount of Class B Additional Interest previously due but not distributed on a prior Payment Date	$0.00
	(5)	The amount of the payment set forth in line item (1) above in respect of principal of the Class B Notes	$0.00

BARCLAYS BANK DELAWARE, as Servicer

By: /s/ Wai Chung

Name: Wai Chung

Title: Director

10

MONTHLY SERVICER’S STATEMENT

BARCLAYS DRYROCK ISSUANCE TRUST

Series 2021-1

MONTHLY PERIOD ENDING November 30, 2021

Record date	November 30, 2021
Payment date	December 15, 2021
Monthly period beginning	November 01, 2021
Monthly period ending	November 30, 2021
Previous payment date	November 15, 2021
Interest period beginning	November 15, 2021
Interest period ending	December 14, 2021
Days in monthly period	30
Days in interest period	30

TRUST RECEIVABLES INFORMATION
Beginning of monthly period principal receivables balance	$5,831,121,738.38
Beginning of monthly period non-principal receivables balance	$61,472,939.12
Beginning of monthly period total receivables balance	$5,892,594,677.50
Addition of principal receivables balance (end of addition day)	$0.00
Addition of non-principal receivables balance (end of addition day)	$0.00
Removal of principal receivables balance	$0.00
Removal of non-principal receivables balance	$0.00
End of monthly period principal receivables balance	$5,912,089,026.82
End of monthly period non-principal receivables balance	$64,283,610.44
End of monthly period total receivables balance	$5,976,372,637.26

TRUST COLLECTIONS INFORMATION
Finance charge collections	$57,343,196.63
Fees	$10,866,198.46
Interchange	$39,145,162.76
Recoveries	$4,350,506.75
Investment earnings on Issuer Accounts	$771.51
Total finance charge collections	$111,705,064.60
Principal collections	$1,855,264,843.98
*Total payment rate	32.64%
(* Total payment rate does not include investment earnings)

TRUST DEFAULT INFORMATION
Default Amount / Total Gross Losses	$11,801,147.05
Total Recoveries	($4,350,506.75)
Total Net Losses	$7,450,640.30
Portfolio Principal Balance	$5,831,121,738.38
Total Gross Losses as a percentage of the Portfolio Principal Balance	2.43%
Total Net Losses as a percentage of the Portfolio Principal Balance	1.53%
Number of accounts experiencing a loss	2,205
Average Net Loss per account	$3,378.98

Delinquency Data	Percentage	# accounts	Total receivables
1-30 days delinquent	1.03%	15,852	$61,773,025.58
31-60 days delinquent	0.38%	4,965	$22,629,440.21
61-90 days delinquent	0.27%	3,156	$16,133,477.66
91-120 days delinquent	0.22%	2,292	$13,097,527.16
121-150 days delinquent	0.20%	2,048	$11,816,559.37
151-180 days delinquent	0.18%	1,753	$10,558,777.45
181 and greater days delinquent	0.00%	1	$11,844.30
Sixty Day Delinquent Assets	0.86%	9,250	$51,618,185.94

TRANSFEROR INFORMATION
Transferor Percentage as of the Transferor Amount Measurement Date	65.08%
Minimum Transferor Amount Percentage in Calendar Month	64.81%
Required Transferor Amount Percentage	6.00%

SELLERS INTEREST
Seller’s Interest as of the Transferor Amount Measurement Date	236.36%
Required Seller’s Interest	5.00%
11

ISSUER ACCOUNT INFORMATION

Dryrock Issuance Trust Collection Account balance as of end of monthly period	$176,680,195.99
Barclays Dryrock Issuance Trust Excess Funding Account balance as of end of monthly period	$0.00

BARCLAYS DRYROCK ISSUANCE TRUST
Series Name	2021-1
Expected Final Payment Date	09/16/2024
Scheduled start of accumulation period	09/01/2023
Series 2021-1 Stated Principal Amount	$1,219,513,000.00
Series 2021-1 Allocation amount	$1,219,513,000.00
Series 2021-1 Floating Allocation Percentage	21.1627%
Series 2021-1 Principal Allocation Percentage	21.1627%

Class Details	Margin	Total Interest Rate	Stated Principal Amount
Class A	0.00%	0.63%	$1,000,000,000.00
Class B	0.00%	0.00%	$219,513,000.00

ALLOCATION OF SERIES 2021-1 AVAILABLE FINANCE CHARGE COLLECTIONS
1)	Series 2021-1 Available Finance Charge Collections		$23,362,009.13
2)	Class A Notes
	a)	Class A Monthly Interest	$525,000.00
	b)	Class A Monthly Interest previously due but not paid	$0.00
	c)	Class A Additional Interest and Class A Additional Interest previously due but not paid	$0.00
3)	Series 2021-1 Servicing Fee paid to Servicer		$2,060,743.98
4)	Series 2021-1 Servicing Fee, previously due but not paid		$0.00
5)	Class B Notes
	a)	Class B Monthly Interest	$0.00
	b)	Class B Monthly Interest previously due but not paid	$0.00
	c)	Class B Additional Interest and Class B Additional Interest previously due but not paid	$0.00
6)	Series 2021-1 Default Amount treated as Series 2021-1 Available Principal Collections		$2,468,076.11
7)	Unreimbursed Investor Charge-offs and Reallocated Principal Collections treated as Series 2021-1 Available Principal Collections		$0.00
8)	Accumulation Reserve Account funding		$0.00
9)	In the event of default and acceleration, the Outstanding Dollar Principal Amount of the notes treated as Series 2021-1 Available Principal Collections		$0.00
10)	Shared Excess Available Finance Charge Collections available for allocation to other series in Shared Excess Available Finance Charge Collections (Group 1)		$18,833,189.04
11)	Amount due under any other obligations of Barclays Dryrock Issuance Trust under the Transaction Documents		$0.00
12)	Holder of the Transferor Interest		$18,833,189.04

APPLICATION OF SHARED EXCESS AVAILABLE FINANCE CHARGE COLLECTIONS ALLOCATED TO SERIES 2021-1
1)	Series 2021-1 Available Finance Charge Collections Shortfall		$0.00
2)	Shared Excess Available Finance Charge Collections allocated to Series 2021-1		$0.00
3)	Class A Monthly Interest and Class A Additional Interest and any past due amounts		$0.00
4)	Unpaid Servicing Fee		$0.00
5)	Class B Monthly Interest and Class B Additional Interest and any past due amounts		$0.00
6)	Default Amount treated as Available Principal Collections		$0.00
7)	Unreimbursed Investor charge-offs and Reallocated Principal Collections treated as Series 2021-1 Available Principal Collections		$0.00
8)	Accumulation Reserve Account		$0.00
9)	Holder of the Transferor Interest		$0.00

SERIES 2021-1 AVAILABLE PRINCIPAL COLLECTIONS
	Principal Collections allocated to Series 2021-1		$388,007,607.66
	less Reallocated Principal Collections		$0.00
	plus Series Default Amount Paid from finance charge collections		$2,468,076.11
	plus an amount equal to the sum of Investor Charge-offs and the amount of Reallocated Principal Collections previously not reimbursed, paid by Available Finance Charge Collections		$0.00
	Series 2021-1 Available Principal Collections		$390,475,683.77
	Series 2021-1 Available Principal Collections, less any amount released and used to purchase Receivables under Section 4.01(f) of the Series 2021-1 Indenture Supplement		$72,309,655.48

APPLICATION OF SERIES 2021-1 AVAILABLE PRINCIPAL COLLECTIONS DURING REVOLVING PERIOD
1)	Shared Excess Available Principal Collections		$72,309,655.48
APPLICATION OF SERIES 2021-1 PRINCIPAL COLLECTIONS DURING CONTROLLED ACCUMULATION PERIOD
1)	Amount deposited in the Principal Funding Account		$0.00
2)	Shared Excess Available Principal Collections		$0.00

APPLICATION OF SERIES 2021-1 AVAILABLE PRINCIPAL COLLECTIONS DURING EARLY AMORTIZATION PERIOD
1)	Paid to the Class A Noteholders		$0.00
2)	Paid to the Class B Noteholders		$0.00
3)	Shared Excess Available Principal Collections		$0.00
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APPLICATION OF SHARED EXCESS AVAILABLE PRINCIPAL COLLECTIONS ALLOCATED TO SERIES 2021-1

1) Series 2021-1 Principal Collections Shortfall			$0.00
2)	Shared Excess Available Principal Collections		$0.00
3)	During the Controlled Accumulation Period:
	3a	Amount deposited in the Principal Funding Account	$0.00
4)	During the Early Amortization Period:
	4a	Paid to the Class A Noteholders	$0.00
	4a	Paid to the Class B Noteholders	$0.00
Holder of the Transferor Interest			$72,309,655.48

SERIES 2021-1 ACCOUNT INFORMATION
Accumulation Reserve Account balance
	Beginning balance		$0.00
	Current deposit		$0.00
	Accumulation Reserve Draw Amount		$0.00
	Ending Balance		$0.00
Principal Funding Account balance
	Beginning balance		$0.00
	Current deposit		$0.00
	Paid to the Class A Noteholders		$0.00
	Paid to the Class B Noteholders		$0.00
	Ending Balance		$0.00

SERIES 2021-1 PERFORMANCE DATA
Portfolio Yield
	Current Monthly Period		20.56%
	Prior Monthly Period		20.39%
	Second Prior Monthly Period		0.00%
Base Rate
	Current Monthly Period		2.52%
	Prior Monthly Period		2.52%
	Second Prior Monthly Period		0.00%
Excess Spread Percentage
	Current Monthly Period		18.04%
	Prior Monthly Period		17.88%
	Second Prior Monthly Period		0.00%
Quarterly Excess Spread Percentage			17.96%
Required Excess Spread Percentage			0.00%
Is the Quarterly Excess Spread Percentage greater than the Required Excess Spread Percentage?			Yes
Delinquency Trigger Percentage			9.00%
Is the Sixty Day Delinquency Rate Percentage equal to or greater than the Delinquency Trigger Percentage?			No

To the knowledge of the undersigned, no Early Amortization Event or Early Redemption Event has occurred.

Capitalized terms used in the Monthly Servicer’s Statement have their respective meanings set forth in the Indenture, Indenture Supplement and the Servicing Agreement

At the date of this report, the Transferor as “originator” for the purposes of EU Regulation no. 575/2013 (the “CRR”) retains an economic interest in Barclays Dryrock Issuance Trust in the form of the minimum transferor interest (option(b)) in accordance with Article 405 of the CRR. The current transferor interest in disclosed in the relevant section of this report.

BARCLAYS BANK DELAWARE, as Servicer

By: /s/ Wai Chung

Name: Wai Chung

Title: Director

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